Equity (Details) - Schedule of share-based payment balance - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of share-based payment balance [Line Items]
Opening balance – options for employees, beginning of the year Options Quantity		5,544,611
Opening balance – options for employees, beginning of the year Weighted Average Exercise Price (in Dollars per share)		$ 0.678
Opening balance – options for employees, beginning of the year Weighted Average Life Balance		3 years 9 months 25 days
1:28 reverse options split(*)	[1]	(5,346,589)
Grants Options Quantity		6,768,045
Grants Weighted Exercise Price (in Dollars per share)		$ 0.2304
Grants Weighted Average Life Balance		9 years 8 months 19 days
Realizations Options Quantity		(59,510)
Realizations Weighted Exercise Price (in Dollars per share)		$ 0.09
Realizations Weighted Average Life Balance
Canceled/forfeited Options Quantity		(142,342)
Canceled/forfeited Weighted Exercise Price (in Dollars per share)		$ 0.6783
Canceled/forfeited Weighted Average Life Balance
Closing balance of options, end of the year Options Quantity		6,764,215	5,544,611
Closing balance of options, end of the year Weighted Exercise Price (in Dollars per share)		$ 0.2972	$ 0.678
Closing balance of options, end of the year Weighted Average Life Balance		9 years 8 months 23 days
Options that can be exercised at the end of the year Options Quantity		2,861,715
Options that can be exercised at the end of the year Weighted Exercise Price (in Dollars per share)		$ 0.2849
Options that can be exercised at the end of the year Weighted Average Life Balance		9 years 8 months 15 days
Share Based Payment [Member]
Equity (Details) - Schedule of share-based payment balance [Line Items]
Opening balance – options for employees, beginning of the year Options Quantity		5,544,611	5,860,030
Opening balance – options for employees, beginning of the year Weighted Average Exercise Price (in Dollars per share)		$ 0.678	$ 0.677
Opening balance – options for employees, beginning of the year Weighted Average Life Balance			4 years 7 months 2 days
Closing balance of options, end of the year Options Quantity			5,544,611
Closing balance of options, end of the year Weighted Exercise Price (in Dollars per share)			$ 0.678
Closing balance of options, end of the year Weighted Average Life Balance			3 years 9 months 25 days
Options that can be exercised at the end of the year Options Quantity			4,269,167
Options that can be exercised at the end of the year Weighted Exercise Price (in Dollars per share)			$ 0.504
Options that can be exercised at the end of the year Weighted Average Life Balance			4 years 6 months

[1]	The number of options was adjusted due to the reverse share split of 1:28. In addition, the weighted average of the exercise price was also adjusted.